Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and footnotes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as contained in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification” or “ASC”) for interim financial information. In the opinion of management, the interim financial information includes all adjustments of a normal recurring nature necessary for a fair presentation of the results of operations, financial position, changes in stockholders’ equity (deficit) and cash flows. The results of operations for the current period are not necessarily indicative of the results for the full year or the results for any future periods. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related footnotes included in our final prospectus for our initial public offering (“IPO”) dated as of May 24, 2017 and filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended.

Basis of Presentation

The consolidated financial statements and accompanying notes were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

Use of Estimates

The preparation of our condensed consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and judgments that affect the amounts reported in these condensed consolidated financial statements and accompanying notes. Although we believe that the estimates we use are reasonable, due to the inherent uncertainty involved in making these estimates, actual results reported in future periods could differ from those estimates.

Significant estimates embedded in the condensed consolidated financial statements include revenue recognition, income taxes and the related valuation allowance, stock-based compensation and fair value measurements for our common stock and preferred stock warrant.

Use of Estimates

The preparation of our consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and judgments that affect the amounts reported in these financial statements and accompanying notes. Although we believe that the estimates we use are reasonable, due to the inherent uncertainty involved in making these estimates, actual results reported in future periods could differ from those estimates.

Significant estimates embedded in the consolidated financial statements include revenue recognition, income taxes and the related valuation allowance, stock-based compensation and fair value measurements for our common stock and outstanding warrant.

Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of Appian and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Appian and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Revenue Recognition

Revenue Recognition

We generate revenue primarily through sales of subscriptions to our platform, as well as professional services. We recognize revenue when all of the following conditions are met: (1) there is persuasive evidence of an arrangement; (2) the service or product has been provided to the customer; (3) the amount of fees to be paid by the customer is fixed or determinable; and (4) the collection of related fees is reasonably assured. If collection is not reasonably assured, we defer revenue recognition until collectability becomes reasonably assured. Our arrangements do not contain general rights of return. Revenue is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities.

Subscriptions, Software and Support Revenue

Subscriptions, software and support revenue is primarily related to (1) software as a service (“SaaS”) subscriptions bundled with maintenance and support and hosting services and (2) term license subscriptions bundled with maintenance and support. To a lesser extent, we also generate revenue from the sale of perpetual software licenses and associated maintenance and support.

Historically, we licensed our software primarily under perpetual licenses, but over time we transitioned from perpetual licenses to subscriptions. As a result, revenue from our perpetual software licenses was less than 1.0% of our total revenue for the three and nine months ended September 30, 2016 and September 30, 2017.

We generally charge subscription fees on a per-user basis. We bill customers and collect payment for subscriptions to our platform in advance on a monthly, quarterly or annual basis. In certain instances, we have had customers pay their entire contract up front.

SaaS Subscriptions

Our SaaS subscription revenue is derived from customers accessing our cloud offering pursuant to contracts that are generally one to five years in length. We perform all required maintenance and support for our cloud offering and we do not separately charge customers for hosting costs. In these arrangements, our customers do not have the right to take the software on-premises and, as a result, such arrangements are not accounted for within the scope of the software revenue guidance. Revenue from SaaS subscriptions is recognized ratably over the term of the subscription, beginning with the date our service is made available to our customer.

Term License Subscriptions

Our term license subscription revenue is derived from customers with on-premises installations of our platform pursuant to contracts that are generally one to five years in length. Customers with term license subscriptions have the right to use our software and receive maintenance and support. Since we do not sell maintenance and support separately from the subscription, revenue for the term license subscription and maintenance and support is recognized ratably over the term of the subscription, upon delivery of the platform to the customer when sold on a standalone basis.

Perpetual Licenses

Our perpetual license revenue is derived from customers with perpetual licenses to our platform and associated maintenance and support contracts. We recognize revenue from perpetual licenses on the date of delivery to our customer. We sell maintenance and support to perpetual license customers separately from the perpetual licenses pursuant to agreements that generally renew annually. Maintenance and support revenue is deferred and recognized ratably over the term of the support period.

Professional Services

Our professional services revenue is comprised of fees for consulting services, including application development and deployment assistance and training related to our platform. Our professional services are not essential to the functionality of our platform because the platform is ready for the customer’s use immediately upon delivery and is not modified or customized in any manner.

Consulting services are billed under both time-and-material and fixed-fee arrangements. For standalone time-and-material contracts, we recognize revenue at contractually agreed upon billing rates applied to hours performed, plus the cost of any materials delivered. For standalone fixed-fee contracts, we also recognize revenue as the work is performed using the proportional performance method of accounting. Training revenue is recognized when the associated training services are delivered. Training is also sold in the form of a subscription arrangement where a customer agrees to pay an annual fixed fee for a fixed number of users to have access to all of our training offerings during the year. Revenue from training subscription agreements is recognized ratably over the subscription period.

We defer recognition of revenue from work performed on pending contract modifications until the period in which the modifications are accepted and funding is approved by the customer. Costs of work performed on pending contract modifications are expensed as incurred.

Multiple Element Arrangements

Our multiple element arrangements are from SaaS subscriptions, term license subscriptions, and perpetual licenses that are generally sold in combination with maintenance and support service and frequently with professional services.

SaaS Subscriptions

For multiple element arrangements involving SaaS subscriptions that include professional services in addition to the subscription to our platform, we evaluate each element to determine whether it represents a separate unit of accounting. Because there are third-party vendors who routinely sell and provide the same professional services to our customers, our professional services are deemed to have standalone value apart from the SaaS subscription. Additionally, we offer both SaaS subscriptions and professional services on a standalone basis. Professional services revenue is therefore accounted for separately from subscription fees and recognized as the professional services are performed. We allocate revenue to the elements based on the selling price hierarchy using vendor-specific objective evidence (“VSOE”) of selling price, third-party evidence (“TPE”) of selling price, or if neither exists, best estimated selling price (“BESP”). In cases where we do not have VSOE or TPE of the elements of our arrangements, we use BESP to allocate revenue. We determine BESP for a service by considering multiple factors including, but not limited to, evaluating the weighted average of actual sales prices and other factors such as gross margin objectives, pricing practices and growth strategy. Pricing practices taken into consideration include historic contractually stated prices, volume discounts where applicable and our price lists. While we believe we can make reliable estimates regarding these matters, these estimates are inherently subjective. Once the revenue is allocated to these elements, revenue is recognized as such services are provided.

Term License Subscriptions

For multiple element arrangements involving term license subscriptions, maintenance and support and professional services, we do not have VSOE of fair value for the maintenance and support. Our term license subscriptions are generally not sold on a standalone basis, and therefore, we have not established VSOE of fair value for the subscriptions. Consequently, for our bundled arrangements that include certain professional services, there are two undelivered elements for which VSOE of fair value has not been established and, therefore, we utilize the combined services approach and defer all revenue until the software has been delivered and the provision of all services has commenced. We then recognize the entire fee from the arrangement ratably over the remaining period of the arrangement, assuming all other software revenue recognition criteria have been met.

Perpetual Licenses

For multiple element arrangements involving our perpetual software licenses, we allocate revenue to the software license arrangement by determining if VSOE of fair value exists for the undelivered elements, which are usually maintenance and support and professional services. In situations where VSOE of fair value exists for the undelivered elements, we apply the residual method whereby the fees allocated to license revenue are recognized upon delivery, the fees allocated to maintenance and support revenue are recognized over the service period and the fees allocated to professional services and training are recognized as performed. In instances where we lack VSOE of fair value for the undelivered elements, revenue is either deferred until the final element is delivered or recognized ratably over the service period when the only undelivered elements are either professional services or maintenance and support. We have VSOE for maintenance and support elements and professional services elements performed on a time and materials basis. VSOE of fair value is based upon the price charged when the same element is sold separately. In determining VSOE of fair value, we require that a substantial majority of the selling prices fall within a reasonably narrow pricing range. We reassess VSOE annually or more frequently if required.

Revenue Recognition

We generate revenue primarily through sales of subscriptions to our platform, as well as professional services. We recognize revenue when all of the following conditions are met: (1) there is persuasive evidence of an arrangement; (2) the service or product has been provided to the customer; (3) the amount of fees to be paid by the customer is fixed or determinable; and (4) the collection of related fees is reasonably assured. If collection is not reasonably assured, we defer revenue recognition until collectability becomes reasonably assured. Our arrangements do not contain general rights of return. Revenue is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities.

Subscriptions, Software and Support Revenue

Subscriptions, software and support revenue is primarily related to (1) software as a service (“SaaS”) subscriptions bundled with maintenance and support and hosting services and (2) term license subscriptions bundled with maintenance and support. To a lesser extent, we also generate revenue from the sale of perpetual software licenses and associated maintenance and support.

Historically, we licensed our software primarily under perpetual licenses, but over time we transitioned from perpetual licenses to subscriptions. As a result, revenue from our perpetual software licenses was 5.0%, 1.9%, and 0.9% of our total revenue for 2014, 2015 and 2016, respectively.

We generally charge subscription fees on a per-user basis. We bill customers and collect payment for subscriptions to our platform in advance on a monthly, quarterly or annual basis. In certain instances, we have had customers pay their entire contract up front.

SaaS Subscriptions

Our SaaS subscription revenue is derived from customers accessing our cloud offering pursuant to contracts that are generally one to five years in length. We perform all required maintenance and support for our cloud offering and we do not separately charge customers for hosting costs. In these arrangements, our customers do not have the right to take the software on-premises and, as a result, such arrangements are not accounted for within the scope of the software revenue guidance. Revenue from SaaS subscriptions is recognized ratably over the term of the subscription, beginning with the date our service is made available to our customer.

Term License Subscriptions

Our term license subscription revenue is derived from customers with on-premises installations of our platform pursuant to contracts that are generally one to five years in length. Customers with term license subscriptions have the right to use our software and receive maintenance and support. Since we do not sell maintenance and support separately from the subscription, revenue for the term license subscription and maintenance and support is recognized ratably over the term of the subscription, upon delivery of the platform to the customer when sold on a standalone basis.

Perpetual Licenses

Our perpetual license revenue is derived from customers with perpetual licenses to our platform and associated maintenance and support contracts. We recognize revenue from perpetual licenses on the date of delivery to our customer. We sell maintenance and support to perpetual license customers separately from the perpetual licenses pursuant to agreements that generally renew annually. Maintenance and support revenue is deferred and recognized ratably over the term of the support period.

Professional Services

Our professional services revenue is comprised of fees for consulting services, including application development and deployment assistance and training related to our platform. Our professional services are not essential to the functionality of our platform because the platform is ready for the customer’s use immediately upon delivery and is not modified or customized in any manner.

Consulting services are billed under both time-and-material and fixed-fee arrangements. For standalone time-and-material contracts, we recognize revenue at contractually agreed upon billing rates applied to hours performed, plus the cost of any materials delivered. For standalone fixed-fee contracts, we also recognize revenue as the work is performed using the proportional performance method of accounting. Training revenue is recognized when the associated training services are delivered. Training is also sold in the form of a subscription arrangement where a customer agrees to pay an annual fixed fee for a fixed number of users to have access to all of our training offerings during the year. Revenue from training subscription agreements is recognized ratably over the subscription period.

We defer recognition of revenue from work performed on pending contract modifications until the period in which the modifications are accepted and funding is approved by the customer. Costs of work performed on pending contract modifications are expensed as incurred.

Multiple Element Arrangements

Our multiple element arrangements are from SaaS subscriptions, term license subscriptions, and perpetual licenses that are generally sold in combination with maintenance and support service and frequently with professional services.

SaaS Subscriptions

For multiple element arrangements involving SaaS subscriptions that include professional services in addition to the subscription to our platform, we evaluate each element to determine whether it represents a separate unit of accounting. Because there are third-party vendors who routinely sell and provide the same professional services to our customers, our professional services are deemed to have standalone value apart from the SaaS subscription. Additionally, we offer both SaaS subscriptions and professional services on a standalone basis. Professional services revenue is therefore accounted for separately from subscription fees and recognized as the professional services are performed. We allocate revenue to the elements based on the selling price hierarchy using vendor-specific objective evidence, or VSOE, of selling price, third-party evidence, or TPE, of selling price, or if neither exists, best estimated selling price, or BESP. In cases where we do not have VSOE or TPE of the elements of our arrangements, we use BESP to allocate revenue. We determine BESP for a service by considering multiple factors including, but not limited to, evaluating the weighted average of actual sales prices and other factors such as gross margin objectives, pricing practices and growth strategy. Pricing practices taken into consideration include historic contractually stated prices, volume discounts where applicable and our price lists. While we believe we can make reliable estimates regarding these matters, these estimates are inherently subjective. Once the revenue is allocated to these elements, revenue is recognized as such services are provided.

Term License Subscriptions

For multiple element arrangements involving term license subscriptions, maintenance and support and professional services, we do not have VSOE of fair value for the maintenance and support. Our term license subscriptions are generally not sold on a standalone basis, and therefore, we have not established VSOE of fair value for the subscriptions. Consequently, for our bundled arrangements that include certain professional services, there are two undelivered elements for which VSOE of fair value has not been established and, therefore, we utilize the combined services approach and defer all revenue until the software has been delivered and the provision of all services has commenced. We then recognize the entire fee from the arrangement ratably over the remaining period of the arrangement, assuming all other software revenue recognition criteria have been met.

Perpetual Licenses

For multiple element arrangements involving our perpetual software licenses, we allocate revenue to the software license arrangement by determining if VSOE of fair value exists for the undelivered elements, which are usually maintenance and support and professional services. In situations where VSOE of fair value exists for the undelivered elements, we apply the residual method whereby the fees allocated to license revenue are recognized upon delivery, the fees allocated to maintenance and support revenue are recognized over the service period and the fees allocated to professional services and training are recognized as performed. In instances where we lack VSOE of fair value for the undelivered elements, revenue is either deferred until the final element is delivered or recognized ratably over the service period when the only undelivered elements are either professional services or maintenance and support. We have VSOE for maintenance and support elements and professional services elements performed on a time and materials basis. VSOE of fair value is based upon the price charged when the same element is sold separately. In determining VSOE of fair value, we require that a substantial majority of the selling prices fall within a reasonably narrow pricing range. We reassess VSOE annually or more frequently if required.

Deferred Revenue

Deferred Revenue

Deferred revenue primarily consists of amounts billed or billable in advance of revenue recognition from our subscriptions, software, and support and professional services described above. Deferred revenue is recognized as the revenue recognition criteria are met.

Deferred Revenue

Deferred revenue primarily consists of amounts billed in advance of revenue recognition from our subscriptions, software, and support and professional services described above. Deferred revenue is recognized as the revenue recognition criteria are met.

Cost of Revenue

Cost of Revenue

Cost of Subscriptions, Software and Support Revenue

Cost of subscriptions, software and support revenue consists primarily of fees paid to our third-party managed hosting providers and other third-party service providers, personnel costs, including payroll and benefits for our technology operations and customer support teams, and allocated facility costs and overhead.

Cost of Professional Services Revenue

Cost of professional services revenue includes all direct and indirect costs to deliver our professional services and training, including employee compensation for our global professional services and training personnel, travel costs, third-party contractor costs and allocated facility costs and overhead.

Cost of Revenue

Cost of Subscriptions, Software and Support Revenue

Cost of subscriptions, software and support revenue consists primarily of fees paid to our third-party managed hosting providers and other third-party service providers, personnel costs, including payroll and benefits for our technology operations and customer support teams, and allocated facility costs and overhead.

Cost of Professional Services Revenue

Cost of professional services revenue includes all direct and indirect costs to deliver our professional services and training, including employee compensation for our global professional services and training personnel, travel costs, third-party contractor costs and allocated facility costs and overhead.

Concentration of Credit Risk

Concentration of Credit Risk

Our financial instruments that are exposed to concentration of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Cash deposits may be in excess of insured limits. We believe that the financial institutions that hold our cash deposits are financially sound and, accordingly, minimal credit risk exists with respect to these balances.

With regard to our customers, credit evaluation and account monitoring procedures are used to minimize the risk of loss. We believe that no additional credit risk beyond amounts provided for collection loss are inherent in accounts receivable. Revenue generated from government agencies represented 19.4% and 28.5% of our revenue for the three and nine months ended September 30, 2016, respectively, of which the top three federal government agencies generated 13.1% and 19.5% of our revenue for the three and nine months ended September 30, 2016, respectively. Additionally, 23.1% and 18.6% of our revenue during the three and nine months ended September 30, 2016, respectively, was generated from foreign customers. Revenue generated from government agencies represented 14.2% and 15.4% of our revenue for the three and nine months ended September 30, 2017, respectively, of which the top three federal government agencies generated 7.7% and 9.1% of our revenue for the three and nine months ended September 30, 2017, respectively. Additionally, 28.6% and 25.6% of our revenue during the three and nine months ended September 30, 2017, respectively, was generated from foreign customers. Federal government agencies accounted for 17.2% and 9.1% of accounts receivable at December 31, 2016 and September 30, 2017, respectively.

Concentration of Credit Risk

Our financial instruments that are exposed to concentration of credit risk consist primarily of cash and cash equivalents and trade account receivables. Cash deposits may be in excess of insured limits. We believe that the financial institutions that hold our cash deposits are financially sound and, accordingly, minimal credit risk exists with respect to these balances.

With regard to our customers, credit evaluation and account monitoring procedures are used to minimize the risk of loss. We believe that no additional credit risk beyond amounts provided for collection loss are inherent in accounts receivable. Revenue generated from government agencies represented 34.4%, 32.7% and 26.2% of our revenue for the years ended December 31, 2014, 2015 and 2016, respectively, of which the top three federal government agencies generated 22.9%, 20.8% and 17.7% of our revenue for the years ended December 31, 2014, 2015 and 2016, respectively. Additionally, 25.5%, 19.9% and 19.5% of our revenue earned during the years ended December 31, 2014, 2015 and 2016, respectively, was generated from foreign customers.

No individual customer represented more than 10% of accounts receivable at December 31, 2015. One customer accounted for 17.2% of accounts receivable at December 31, 2016.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments with an original or remaining maturity of three months or less at the date of purchase, as well as overnight repurchase investments, to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on our assessment of the collectability of accounts. We regularly review the composition of the accounts receivable aging, historical bad debts, changes in payment patterns, customer creditworthiness and current economic trends. If the financial condition of our customers were to deteriorate, resulting in their inability to make required payments, additional provisions for doubtful accounts would be required and would increase bad debt expense. To date, our allowance and related bad debt write-offs have been nominal. There was no change in the allowance for doubtful accounts from December 31, 2016 to September 30, 2017.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on our assessment of the collectability of accounts. We regularly review the composition of the accounts receivable aging, historical bad debts, changes in payment patterns, customer creditworthiness and current economic trends. If the financial condition of our customers were to deteriorate, resulting in their inability to make required payments, additional provisions for doubtful accounts would be required and would increase bad debt expense. To date, our allowance and related bad debt write-offs have been nominal. There was no change in the allowance for doubtful accounts from December 31, 2015 to December 31, 2016.

Deferred Commissions

Deferred Commissions

Deferred commissions are the incremental costs that are directly associated with subscription agreements with customers and consist of sales commissions paid to our direct sales force. Commissions are considered direct and incremental and as such are deferred and amortized over the terms of the related customer contracts consistent with the related revenue. Amortization of deferred commissions is included in sales and marketing expense in the accompanying condensed consolidated statements of operations. Commission expense was $1.8 million and $5.4 million for the three and nine months ended September 30, 2016, respectively. Commission expense was $3.2 million and $8.5 million for the three and nine months ended September 30, 2017, respectively.

Deferred Commissions

Deferred commissions are the incremental costs that are directly associated with subscription agreements with customers and consist of sales commissions paid to our direct sales force. Commissions are considered direct and incremental and as such are deferred and amortized over the terms of the related customer contracts consistent with the related revenue. Amortization of deferred commissions is included in sales and marketing expense in the accompanying consolidated statements of operations. Commission expense was $3.8 million, $4.6 million, and $6.5 million for the years ended December 31, 2014, 2015 and 2016, respectively.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Significant additions or improvements extending the useful life of an asset are capitalized, while repairs and maintenance costs which do not significantly improve the related assets or extend their useful lives are charged to expense as incurred.

Asset Category	Useful Life (in years)
Computer software	3
Computer hardware	3
Equipment	5
Office furniture and fixtures	10
Leasehold improvements	Shorter of useful life of assets or lease term

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets and certain intangible assets are reviewed for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable through undiscounted cash flows from the use of the assets. If such assets are considered to be impaired, the assets are written down to their estimated fair value. No indicators of impairment were identified for the years ended December 31, 2014, 2015 and 2016.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of our cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value as of December 31, 2016 and September 30, 2017 because of the relatively short duration of these instruments. The carrying value of our long-term debt as of December 31, 2016 approximated fair value given interest rates for similar debt instruments available to the Company.

We use a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires us to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

•	Level 1. Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs for which there is little or no market data, which require us to develop our own assumptions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

We evaluate our financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made. After the reclassification of the convertible preferred stock warrant in May 2017, we did not have any assets or liabilities subject to fair value measurements as of September 30, 2017. See Note 8 for further discussion of the warrant reclassification. The following table summarizes the conclusions reached as of December 31, 2016 (in thousands):

	December 31, 2016	Level 1	Level 2	Level 3
Liabilities:
Series A convertible preferred stock warrant(1)	$850	$—	$—	$850

	$850	$—	$—	$850

(1)	In order to determine the fair value of the convertible preferred stock warrant, we used the Black-Scholes option pricing model (“OPM”). Significant inputs for the OPM included an estimate of the fair value of the Series A convertible preferred stock, the remaining contractual life of the warrant, an estimate of the timing of a liquidity event, a risk-free rate of interest and an estimate of our stock volatility using the volatilities of guideline peer companies.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

There were no changes in our Level 3 instruments measured at fair value on a recurring basis during the three months ended September 30, 2016 and 2017.

The following table presents the changes in our Level 3 instruments measured at fair value on a recurring basis during the nine months ended September 30, 2016 and 2017 (in thousands):

	Nine Months Ended September 30,
	2016	2017
Balance as of January 1	$650	$850
Change in fair value of warrant liability	200	341
Reclassification of warrant liability to equity	—	(1,191)

Balance as of September 30	$850	$—

Fair Value of Financial Instruments

The carrying amounts of our cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value as of December 31, 2015 and 2016 because of the relatively short duration of these instruments. The carrying value of our long-term debt approximates fair value given interest rates for similar debt instruments available to the Company.

We use a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires us to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

•	Level 1. Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs for which there is little or no market data, which require us to develop our own assumptions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

We evaluate our financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached as of December 31 (in thousands):

	2015	Level 1	Level 2	Level 3
Liabilities:
Series A convertible preferred stock warrant(1)	$650	—	—	$650

	$650	$—	$—	$650

	2016	Level 1	Level 2	Level 3
Liabilities:
Series A convertible preferred stock warrant(1)	$850	—	—	$850

	$850	$—	$—	$850

(1)	In order to determine the fair value of the convertible preferred stock warrant, we used an option pricing model (“OPM”). Significant inputs for the OPM included an estimate of the fair value of the Series A convertible preferred stock, the remaining contractual life of the warrant, an estimate of the timing of a liquidity event, a risk-free rate of interest and an estimate of our stock volatility using the volatilities of guideline peer companies.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The following table presents the changes in our Level 3 instruments measured at fair value on a recurring basis during the years ended December 31 (in thousands):

	Series A Convertible Preferred Stock Warrant
	2014	2015	2016
Balance as of January 1	$—	$351	$650
Change in fair value of warrant liability	351	299	200

Balance as of December 31	$351	$650	$850

The fair value of the warrant as of December 31, 2013 was de minimis and therefore not recorded as of January 1, 2014.

Stock-Based Compensation

Stock-Based Compensation

We account for stock-based compensation expense related to stock-based awards based on the estimated fair value of the award on the grant date. We calculate the fair value of stock options using the Black-Scholes OPM. For service-based awards, stock-based compensation expense is recognized on a straight-line basis over the requisite service period. For performance-based awards, stock-based compensation expense is recognized using the accelerated attribution method, based on the probability of satisfying the performance condition. For awards that contain market conditions, compensation expense is measured using a Monte Carlo simulation model and recognized using the accelerated attribution method over the derived service period based on the expected market performance as of the grant date. For restricted stock units, stock-based compensation expense is recognized on a straight-line basis over the requisite service period.

As discussed in “—Recent Accounting Pronouncements,” we have elected to early adopt Accounting Standards Update (“ASU”) No. 2016-9, which, among other things, permits an entity to make an entity-wide policy election to either (1) estimate the number of awards that are expected to vest or (2) account for forfeitures when they occur. We have elected to account for forfeitures as they occur, rather than estimate expected forfeitures.

Emerging Growth Company Status

We are an “emerging growth company” as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this extended transition period and, as a result, we will not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies.

Stock-Based Compensation

We account for stock-based compensation expense related to stock-based awards based on the estimated fair value of the award on the grant date. We calculate the fair value of stock options using the Black-Scholes OPM. For service-based awards, stock-based compensation expense is recognized on a straight-line basis over the requisite service period. For performance-based awards, stock-based compensation expense is recognized using the accelerated attribution method, based on the probability of satisfying the performance condition. For awards that contain market conditions, compensation expense is measured using a Monte Carlo simulation model and recognized using the accelerated attribution method over the derived service period based on the expected market performance as of the grant date.

All of our currently outstanding awards require the satisfaction of both a service condition and a liquidity event condition. The liquidity condition is satisfied upon the occurrence of a qualifying event, defined as a change of control transaction or the effective date of our IPO. No compensation expense will be recognized until the performance condition is achieved, at which time the cumulative compensation expense using the accelerated attribution method from the service start date will be recognized.

As discussed in “—Recent Accounting Pronouncements,” we have elected to early adopt Accounting Standards Update No. 2016-09, which, among other things, permits an entity to make an entity-wide policy election to either (1) estimate the number of awards that are expected to vest or (2) account for forfeitures when they occur. We have elected to account for forfeitures as they occur, rather than estimate expected forfeitures.

Basic and Diluted Loss per Common Share

Basic and Diluted Loss per Common Share

We use the two-class method to compute net loss per common share because we have issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings. These participating securities include our convertible preferred stock which have non-forfeitable rights to participate in any dividends declared on our common stock. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings.

Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses.

Diluted net income per common share is computed under the two-class method by using the weighted average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, we analyze the potential dilutive effect of the outstanding participating securities under the “if-converted” method when calculating diluted earnings per share, in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period or date of issuance, if later. We report the more dilutive of the approaches (two-class or “if-converted”) as our diluted net income per share during the period.

Due to net losses for the years ended December 31, 2014, 2015 and 2016, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.

Income Taxes

Income Taxes

We use the asset and liability method of accounting for income taxes in which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. We measure deferred tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be reversed. We recognize the effect on deferred tax assets and liabilities of a change in tax rates as income and expense in the period that includes the enactment date. A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized.

Our tax positions are subject to income tax audits by multiple tax jurisdictions throughout the world. We recognize the tax benefit of an uncertain tax position only if it is more likely than not the position is sustainable upon examination by the taxing authority. We measure the tax benefit recognized as the largest amount of benefit which is more likely than not to be realized upon settlement with the taxing authority. We recognize penalties and interest related to unrecognized tax benefits as income tax expense.

We calculate the current and deferred income tax provision based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years and record adjustments based on filed income tax returns when identified. The amount of income taxes paid is subject to examination by U.S. federal, state and foreign tax authorities. The estimate of the potential outcome of any uncertain tax issue is subject to our assessment of relevant risks, facts and circumstances existing at that time. To the extent the assessment of such tax position changes, we record the change in estimate in the period in which we make that determination.

Due to changing economic and political environments in the United States and abroad, we may be impacted by possible tax reform or similar changes in tax law. Specifically, certain proposed changes in the United States may impact the U.S. taxation of our foreign earnings and adversely impact our effective tax rate. However, it is not possible to estimate the impact of such changes at this time and we continue to monitor these changes.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an enterprise for which discrete financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) for purposes of allocating resources and evaluating financial performance. Our CODM is our chief executive officer, who reviews financial information presented on a companywide basis for purposes of allocating resources and evaluating financial performance. As such, our operations constitute a single operating segment and one reportable segment.

Foreign Currency

Foreign Currency

Our operations located outside of the United States where the local currency is the functional currency are translated into U.S. dollars using the current rate method. Results of operations are translated at the average rate of exchange for the period. Assets and liabilities are translated at the closing rates on the balance sheet date. Gains and losses on translation of these accounts are accumulated and reported as a separate component of stockholders’ deficit and other comprehensive income (loss).

Gains and losses on foreign currency transactions are recognized in the accompanying consolidated statements of operations as a component of other expense, net. Transaction gains and losses from transactions denominated in foreign currencies resulted in net transaction losses of $1.7 million, $1.3 million and $1.5 million for the years ended December 31, 2014, 2015 and 2016, respectively.

Research and Development

Research and Development

Research and development expenses include payroll, employee benefits, and other headcount-related costs associated with product development. Our product utilizes a common codebase, whether accessed by customers via the cloud or via an on-premises installation. Since our software is sold and licensed externally, we consider our software as external-use software for purposes of applying the capitalized software development guidance. Product development costs are expensed as incurred until technological feasibility has been established, which we define as the completion of all planning, designing, coding and testing activities that are necessary to establish products that meet design specifications including functions, features and technical performance requirements. We have determined that technological feasibility for our software products is reached shortly before they are released for sale. Costs incurred after technological feasibility is established are not significant, and accordingly we expense all research and development costs when incurred.

Advertising

Advertising

We expense advertising costs as they are incurred. Advertising expenses totaled $0.5 million for each of the years ended December 31, 2014 and 2015 and $1.4 million for the year ended December 31, 2016.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Adopted

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”), which amends ASC Subtopic 205-40 to provide guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosures. Specifically, the amendments (1) provide a definition of the term “substantial doubt,” (2) require an evaluation of every reporting period, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated and (6) require an assessment for a period of one year after the date that financial statements are issued. ASU 2014-15 was effective for our year ended December 31, 2016, and its adoption did not have a material impact on our financial condition, results of operations or cash flows.

In April 2015, the FASB issued ASU No. 2015-3, Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-3”), which simplifies the presentation of debt issuance costs by requiring that such costs be presented in the condensed consolidated balance sheets as a direct deduction from the carrying value of the associated debt instrument, consistent with debt discounts. Subsequent to the issuance of ASU 2015-3, the SEC staff announced that the presentation of debt issuance costs associated with line-of-credit arrangements may be presented as an asset. This announcement was codified by the FASB in ASU No. 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements (“ASU 2015-15”). ASU 2015-3 and ASU 2015-15 were both effective for our year ended December 31, 2016, and their adoption did not have a material impact on our financial condition, results of operations or cash flows.

In April 2015, the FASB issued ASU No. 2015-5, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (“ASU 2015-5”), which provides clarification on whether a cloud computing arrangement includes a software license. If a software license is included, the customer should account for the license consistent with its accounting for other software licenses. If a software license is not included, the arrangement should be accounted for as a service contract. ASU 2015-5 was effective for our year ended December 31, 2016, and its adoption did not have a material impact on our financial condition, results of operations or cash flows.

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes (Topic 740) (“ASU 2015-17”), which requires that all deferred tax assets and liabilities, including any related valuation allowance, be classified as noncurrent on the balance sheet. We elected to early adopt ASU 2015-17 beginning with our year ended December 31, 2015. The adoption of ASU 2015-17 did not have a material impact on our financial condition, results of operations or cash flows.

In March 2016, the FASB issued ASU No. 2016-9, Improvements to Employee Share-Based Payment Accounting (Topic 718) (“ASU 2016-9”), which is intended to simplify several aspects of the accounting for share-based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. We elected to early adopt ASU 2016-9 beginning with our year ended December 31, 2016, and have applied the guidance retrospectively. The adoption of ASU 2016-9 did not have a material impact on our financial condition, results of operations or cash flows.

Not Yet Adopted

In May 2014, the FASB issued ASU No. 2014-9, Revenue from Contracts with Customers (Topic 606)(“ASU 2014-9”), which provides new guidance for revenue recognition. ASU 2014-9 provides that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-9 also requires improved disclosures to help users of financial statements better understand the nature, amount, timing, and uncertainty of revenue that is recognized. Entities have the option of using either a full retrospective or modified retrospective approach for the adoption of the standard. In March 2016, the FASB issued ASU No. 2016-8, Principal Versus Agent Considerations (Reporting Revenue Gross Versus Net) (“ASU 2016-8”), which clarifies implementation guidance on principal versus agent considerations in ASU 2014-9. In April 2016, the FASB issued ASU No. 2016-10, Identifying Performance Obligations and Licensing (“ASU 2016-10”), which clarifies the identification of performance obligations and the licensing implementation guidance in ASU 2014-9. In addition, in May 2016, the FASB issued ASU No. 2016-12, Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which clarifies the guidance on assessing collectibility, presentation of sales taxes, noncash consideration and completed contracts and contract modifications at transition. For public entities, the new standard is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2017. For all other entities, the new standard is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods beginning after December 15, 2019. We intend to avail ourselves of the JOBS Act extended transition period that permits us to defer adoption until January 1, 2019. We are currently evaluating the impact the adoption of these standards will have on our consolidated financial statements.

We currently plan to adopt the new standard using the full retrospective approach; however, the decision regarding the adoption method has not been finalized. Our final determination will depend on a number of factors such as the significance of the impact of the new standard on our financial results, system readiness, including that of software procured from third-party providers, and our ability to accumulate and analyze the information necessary to assess the impact on prior period financial statements, as necessary.

We are in the initial stages of our evaluation of the impact of the new standard on our accounting policies, processes, and system requirements. We have assigned internal resources in addition to the engagement of third-party service providers to assist in the evaluation. Furthermore, we have made and will continue to make investments in systems to enable timely and accurate reporting under the new standard. While we continue to assess all potential impacts under the new standard there is the potential for significant impacts to the timing of recognition of revenue, particularly term license subscriptions and professional services revenue. We also expect an impact to our accounting for contract acquisition costs, both with respect to the amounts that will be capitalized as well as the period of amortization.

Under current industry-specific software revenue recognition guidance, we have historically concluded that we did not have VSOE of fair value of the undelivered services related to term license subscriptions, and accordingly, have recognized term license subscriptions and related services ratably over the subscription term. Professional services included in an arrangement with subscription revenue has also been recognized ratably over the subscription term. The new standard, which does not retain the concept of VSOE, requires an evaluation of whether term license subscriptions and related services, including professional services, are distinct performance obligations and therefore should be separately recognized at a point in time or over time. Depending on the outcome of our evaluation, the timing of when revenue is recognized could change significantly for term license subscriptions and professional services under the new standard.

In February 2016, the FASB issued ASU No. 2016-2, Leases (Topic 842) (“ASU 2016-2”), which requires that lessees recognize assets and liabilities for leases with lease terms greater than 12 months in the statement of financial position. ASU 2016-2 also requires improved disclosures to help users of financial statements better understand the amount, timing and uncertainty of cash flows arising from leases. The update is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. We are currently evaluating the impact the adoption of ASU 2016-2 will have on our consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), which aims to reduce the existing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 will require adoption on a retrospective basis unless it is impracticable to apply, in which case we would be required to apply the amendments prospectively as of the earliest date practicable. ASU 2016-15 is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. We are currently in the process of evaluating the impact of adoption of this standard on our consolidated financial statements.

Recent Accounting Pronouncements

We are an “emerging growth company” as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this extended transition period and, as a result, we will not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies.

Adopted

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”), which amends ASC Subtopic 205-40 to provide guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related disclosures. Specifically, the amendments (1) provide a definition of the term “substantial doubt,” (2) require an evaluation of every reporting period, (3) provide principles for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated and (6) require an assessment for a period of one year after the date that financial statements are issued. ASU 2014-15 was effective for our year ended December 31, 2016, and its adoption did not have a material impact on our financial condition, results of operations or cash flows.

In April 2015, the FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”), which simplifies the presentation of debt issuance costs by requiring that such costs be presented in the consolidated balance sheets as a direct deduction from the carrying value of the associated debt instrument, consistent with debt discounts. Subsequent to the issuance of ASU 2015-03, the SEC staff announced that the presentation of debt issuance costs associated with line-of-credit arrangements may be presented as an asset. This announcement was codified by the FASB in ASU No. 2015-15. These ASUs were effective for our year ended December 31, 2016, and their adoption did not have a material impact on our financial condition, results of operations or cash flows.

In April 2015, the FASB issued ASU No. 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (“ASU 2015-05”), which provides clarification on whether a cloud computing arrangement includes a software license. If a software license is included, the customer should account for the license consistent with its accounting for other software licenses. If a software license is not included, the arrangement should be accounted for as a service contract. ASU 2015-05 was effective for our year ended December 31, 2016, and its adoption did not have a material impact on our financial condition, results of operations or cash flows.

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes (Topic 740) (“ASU 2015-17”), which requires that all deferred tax assets and liabilities, including any related valuation allowance, be classified as noncurrent on the balance sheet. We elected to early adopt ASU 2015-17 beginning with our year ended December 31, 2015. The adoption of ASU 2015-17 did not have a material impact on our financial condition, results of operations or cash flows.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting (Topic 718) (“ASU 2016-09”), which is intended to simplify several aspects of the accounting for share-based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. We elected to early adopt ASU 2016-09 beginning with our year ended December 31, 2016, and have applied the guidance retrospectively. The adoption of ASU 2016-09 did not have a material impact on our financial condition, results of operations or cash flows.

Not Yet Adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which provides new guidance for revenue recognition. ASU 2014-09 provides that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 also requires improved disclosures to help users of financial statements better understand the nature, amount, timing, and uncertainty of revenue that is recognized. Entities have the option of using either a full retrospective or modified retrospective approach for the adoption of the standard. In March 2016, the FASB issued ASU No. 2016-08, Principal Versus Agent Considerations (Reporting Revenue Gross Versus Net) (“ASU 2016-08”), which clarifies implementation guidance on principal versus agent considerations in ASU 2014-09. In April 2016, the FASB issued ASU No. 2016-10, Identifying Performance Obligations and Licensing (“ASU 2016-10”), which clarifies the identification of performance obligations and the licensing implementation guidance in ASU 2014-09. In addition, in May 2016, the FASB issued ASU No. 2016-12, Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which clarifies the guidance on assessing collectibility, presentation of sales taxes, noncash consideration and completed contracts and contract modifications at transition. For public entities, the new standard is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2017. For all other entities, the new standard is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods beginning after December 15, 2019. We intend to avail ourselves of the JOBS Act extended transition period that permits us to defer adoption until January 1, 2019. We are currently evaluating the impact the adoption of these standards will have on our consolidated financial statements.

We currently plan to adopt the new standard using the full retrospective approach; however, the decision regarding the adoption method has not been finalized. Our final determination will depend on a number of factors such as the significance of the impact of the new standard on our financial results, system readiness, including that of software procured from third-party providers, and our ability to accumulate and analyze the information necessary to assess the impact on prior period financial statements, as necessary.

We are in the initial stages of our evaluation of the impact of the new standard on our accounting policies, processes, and system requirements. We have assigned internal resources in addition to the engagement of third-party service providers to assist in the evaluation. Furthermore, we have made and will continue to make investments in systems to enable timely and accurate reporting under the new standard. While we continue to assess all potential impacts under the new standard there is the potential for significant impacts to the timing of recognition of revenue, particularly term license subscriptions and professional services revenue. We also expect an impact to our accounting for contract acquisition costs, both with respect to the amounts that will be capitalized as well as the period of amortization.

Under current industry-specific software revenue recognition guidance, we have historically concluded that we did not have VSOE of fair value of the undelivered services related to term license subscriptions, and accordingly, have recognized term license subscriptions and related services ratably over the subscription term. Professional services included in an arrangement with subscription revenue has also been recognized ratably over the subscription term. The new standard, which does not retain the concept of VSOE, requires an evaluation of whether term license subscriptions and related services, including professional services, are distinct performance obligations and therefore should be separately recognized at a point in time or over time. Depending on the outcome of our evaluation, the timing of when revenue is recognized could change significantly for term license subscriptions and professional services under the new standard.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which requires that lessees recognize assets and liabilities for leases with lease terms greater than 12 months in the statement of financial position. ASU 2016-02 also requires improved disclosures to help users of financial statements better understand the amount, timing and uncertainty of cash flows arising from leases. The update is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. We are currently evaluating the impact the adoption of ASU 2016-02 will have on our consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), which aims to reduce the existing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 will require adoption on a retrospective basis unless it is impracticable to apply, in which case we would be required to apply the amendments prospectively as of the earliest date practicable. ASU 2016-15 is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. We are currently in the process of evaluating the impact of adoption of this standard on our consolidated financial statements.

Initial Public Offering

Initial Public Offering

In May 2017, we completed an IPO in which we sold 7,187,500 shares of our newly-authorized Class A common stock at an initial price to the public of $12.00 per share. We received net proceeds of $77.8 million, after deducting underwriting discounts and commissions and offering expenses paid and payable by us, from sales of our shares in the IPO. Immediately prior to the completion of the IPO, (1) all shares of common stock then outstanding were converted into Class B common stock on a one-for-one basis, (2) a warrant to purchase shares of convertible preferred stock was converted into a warrant to purchase shares of Class B common stock and (3) all shares of convertible preferred stock then outstanding were converted into shares of our common stock on a one-for-one basis, and then reclassified as shares of Class B common stock. See Note 7 for further discussion of the convertible preferred stock and Note 8 for further discussion of the warrant.

Deferred offering costs of $2.4 million, consisting of legal, accounting and other fees and costs related to our IPO, were recorded to additional paid-in capital as a reduction of the proceeds upon the closing of our IPO.